CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 2,070,953.6	$ 25,197.1	₨ 1,648,213.8
Loans, allowance	₨ 365,164.5	$ 4,443.0	₨ 372,671.8	$ 4,534.3
Equity shares, par value | ₨ / shares	₨ 1		₨ 1
Equity shares, authorized	6,500,000,000	6,500,000,000	6,500,000,000	6,500,000,000
Equity shares, issued	5,579,742,786	5,579,742,786	5,545,540,976	5,545,540,976
Equity shares, outstanding	5,579,742,786	5,579,742,786	5,545,540,976	5,545,540,976